SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment and intangible assets, operating lease obligations, impairment of assets, the deferred tax valuation allowance, the fair value of stock options and derivative liabilities. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment and intangible assets, impairment of assets, the deferred tax valuation allowance, the fair value of stock options and derivative liabilities. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain amounts in the condensed consolidated financial statements for the prior year periods have been reclassified to conform to the presentation for the current year periods.	Reclassifications Certain amounts in the condensed consolidated financial statements for the prior year periods have been reclassified to conform to the presentation for the current year periods.
Consolidation

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and of SCS, its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and, effective January 7, 2021, the accounts of SCS, its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers liquid investments with an original maturity of three months or less to be cash equivalents. The Company places its cash and cash equivalents with large commercial banks. The Federal Deposit Insurance Corporation (“FDIC”) insures these balances, up to $250,000. All of the Company’s cash balances at December 31, 2022 and 2021 were insured. As of December 31, 2022 and 2021, there were no cash equivalents.

Intangible Assets	Intangible Assets The identifiable intangible assets acquired in the SCS acquisition are amortized using the straight-line method over an estimated life of 5 years.	Intangible Assets The identifiable intangible assets acquired in the APA are amortized using the straight-line method over an estimated life of 5 years.
Goodwill

Goodwill

The excess of the total purchase price paid over the value assigned to the identifiable intangible assets acquired in the APA has been recorded as goodwill. The goodwill is not amortized but evaluated periodically for impairment. Management of the Company determined that, as of December 31, 2021, it was more likely than not that the recorded amount of goodwill of $2,096,089 would not be recovered; therefore, an impairment of assets expense for this amount was recorded in the statement of operations for the year ended December 31, 2021.

Derivative Liabilities

Derivative Liabilities

We have identified the conversion features of some of our convertible notes payable as derivatives due to their variable conversion price. Where the number of common shares to be issued under these agreements is indeterminate, the Company has concluded that the equity environment is tainted, and all additional convertible debt is included in the value of the derivatives. We estimate the fair value of the derivatives using a Black-Scholes pricing model and/or a multinomial lattice model based on projections of various potential future outcomes. We estimate the fair value of the derivative liabilities at the inception of the financial instruments, at the date of conversions to equity and at each reporting date, recording a derivative liability, debt discount, additional paid-in capital and a gain or loss on change in derivative liabilities as applicable. These estimates are based on multiple inputs, including the market price of our stock, interest rates, our stock price volatility, variable conversion prices based on market prices as defined in the respective agreements and probabilities of certain outcomes based on management projections. These inputs are subject to significant changes from period to period and to management’s judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

During the six months ended June 30, 2023, the Company had the following activity in its derivative liabilities account:

	Convertible Notes Payable	Stock Options	Total

Derivative liabilities as of December 31, 2022	$740,157	$493,522	$1,233,679

Addition to liabilities for new debt/shares issued	-	-	-
Elimination of liabilities in debt conversions	(30,758)	-	(30,758)
Change in fair value	(562,092)	(493,522)	(1,055,614)

Derivative liabilities as of June 30, 2023	$147,307	$-	$147,307

The significant assumptions used in the valuation of the derivative liabilities as of June 30, 2023 are as follows:

Expected life	0.50 – 2.51 years
Risk free interest rates	4.49% - 5.47%
Expected volatility	192% - 253%

Derivative Liabilities

We have identified the conversion features of our convertible notes payable and certain stock options as derivatives. Where the number of common shares to be issued under these agreements is indeterminate, the Company has concluded that the equity environment is tainted, and all additional options, convertible debt and equity are included in the value of the derivatives. We estimate the fair value of the derivatives using the Black-Scholes pricing model and a multinomial lattice model based on projections of various potential future outcomes. We estimate the fair value of the derivative liabilities at the inception of the financial instruments, at the date of conversions to equity and at each reporting date, recording a derivative liability, debt discount, additional paid-in capital and a gain or loss on change in derivative liabilities as applicable. These estimates are based on multiple inputs, including the market price of our stock, interest rates, our stock price volatility, variable conversion prices based on market prices as defined in the respective agreements and probabilities of certain outcomes based on management projections. These inputs are subject to significant changes from period to period and to management’s judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Disclosures about fair value of financial instruments, require disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of June 30, 2023 and December 31, 2022, we believe the amounts reported for cash, accounts payable, accounts payable – related party, accrued expenses and other current liabilities, accrued interest, notes payable and certain notes payable approximate fair value because of their short maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASC”) Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. As of June 30, 2023, we had no liabilities measured at fair value. Liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Total	Level 1	Level 2	Level 3
December 31, 2022:
Derivative liabilities	$1,233,679	$-	$-	$1,233,679

Total liabilities measured at fair value	$1,233,679	$-	$-	$1,233,679

June 30, 2023:
Derivative liabilities	$147,307	$-	$-	$147,307

Total liabilities measured at fair value	$147,307	$-	$-	$147,307

Fair Value of Financial Instruments

Disclosures about fair value of financial instruments require disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2022 and 2022, we believe the amounts reported for cash, accounts payable, accounts payable – related party, accrued expenses and other current liabilities, accrued interest and certain notes payable approximate fair value because of their short maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Liabilities measured at fair value on a recurring basis are as follows as of December 31, 2022 and 2021:

	Total	Level 1	Level 2	Level 3
December 31, 2022:
Derivative liabilities	$1,233,679	$-	$-	$1,233,679

Total liabilities measured at fair value	$1,233,679	$-	$-	$1,233,679

December 31, 2021:
Derivative liabilities	$5,925,214	$-	$-	$5,925,214

Total liabilities measured at fair value	$5,925,214	$-	$-	$5,925,214

During the years ended December 31, 2022 and 2021, the Company had the following activity in its derivative liabilities account:

	Convertible Notes Payable	Series B Preferred Stock	Stock Options	Total

Derivative liabilities as of December 31, 2020	$3,368,619	$4,137,413	$3,776,059	$11,282,091
Addition to liability for new issuances	2,671,728	-	4,725,180	7,396,908
Elimination of liability on conversion to common shares	(3,774,269)	-	-	(3,774,269)
Change in fair value	(753,742)	(4,137,413)	(4,088,361)	(8,979,516)

Derivative liabilities as of December 31, 2021	1,512,336	-	4,412,878	5,925,214
Addition to liabilities for new issuances	135,012	-	545,462	680,474
Elimination of liabilities in debt conversions	(263,780)	-	-	(263,780)
Change in fair value	(643,411)	-	(4,464,818)	(5,108,229)

Derivative liabilities as of December 31, 2022	$740,157	$-	$493,522	$1,233,679

Revenue Recognition

Revenue Recognition

We have adopted Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers” (Topic 606) pursuant to which revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, we satisfy a performance obligation.

Through its wholly owned subsidiary, the Company acts as an intermediary or agent to facilitate a platform through which property owners market billboards to wireless telephone carriers for placement of wireless communications network equipment. Contracts have been signed among the Company, the property owner, and the wireless telephone operator. Monthly payments are received by the Company from the wireless carriers, with the Company paying the property owner a percentage of revenues ranging from 70% to 85%. The net amount is retained by the Company as consideration for its intermediary services and recorded as revenues in the accompanying statements of operations.

Revenue Recognition

We have adopted Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers” (Topic 606) pursuant to which revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, we satisfy a performance obligation.

Through its wholly owned subsidiary and effective January 7, 2021 (see Note 3), the Company acts as an intermediary or agent to facilitate a platform through which property owners market real estate, physical assets and billboards to wireless telephone carriers for placement of wireless communications network equipment. Contracts have been signed among the Company, the property owner, and the wireless telephone operator. Monthly payments are received by the Company from the wireless carriers, with the Company paying the property owner a percentage of revenues ranging from 70% to 85%. The net amount is retained by the Company as consideration for its intermediary services and recorded as revenues in the accompanying statements of operations.

Lease Accounting

Lease Accounting

Pursuant to the underlying contracts, the Company does not own the property and equipment which is leased by the cell phone carriers but acts as an intermediary or agent between the property owner and the cell phone carriers. Therefore, in accordance with ASC 840 and 841, “Leases,” the Company records revenues net of amounts received from cell phone carriers and payments made to property owners.

Lease Accounting

Pursuant to the underlying contracts, the Company does not own the property and equipment which is leased by cell phone carriers but acts as an intermediary or agent between the property owner and the cell phone carriers. Therefore, in accordance with ASC 840 and 841, “Leases,” the Company records revenues net of amounts received from cell phone carriers and payments made to property owners.

Concentrations of Credit Risk, Major Customers, and Major Vendors

Concentrations of Credit Risk, Major Customers, and Major Vendors

During the three and six months ended June 30, 2023 and 2022, the Company received payments from two cell phone carriers, with one carrier representing substantially all payments.

During the three and six months ended June 30, 2023 and 2022, the Company had one landlord receiving all Company payments for lease of billboard site locations.

Concentrations of Credit Risk, Major Customers, and Major Vendors

During the years ended December 31, 2022 and 2021, the Company received payments from two cell phone carriers, with one carrier representing substantially all payments.

During the years ended December 31, 2022 and 2021, the Company had one landlord receiving all Company payments for lease of billboard site locations.

Income (Loss) per Share

Income (Loss) per Share

Basic net income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options to acquire common stock, using the treasury stock method and the average market price per share during the period, and shares issuable upon exercise of convertible notes payable.

Basic weighted average number of common shares outstanding is reconciled to diluted weighted average number of common shares outstanding as follows:

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022

Basic weighted average number of shares	371,466,210	337,081,707
Dilutive effect of:
Series B preferred stock	949,400,000	949,400,000
Series E preferred stock	2,503,333,333	2,503,333,333
Convertible notes payable	196,946,452	196,946,452

Diluted weighted average number of shares	4,021,145,995	3,986,761,492

For the three and six months ended June 30, 2023, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share; therefore, basic net loss per share is the same as diluted net loss per share. Potential dilutive securities were as follows:

	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023

Series B preferred stock	949,400,000	949,400,000
Series E preferred stock	2,948,000,000	2,948,000,000
Convertible notes payable	199,546,350	196,546,350

Total	4,093,946,350	4,093,946,350

Income (Loss) per Share

Basic net income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options to acquire common stock, using the treasury stock method and the average market price per share during the period, and shares issuable upon exercise of convertible notes payable.

Basic weighted average number of common shares outstanding is reconciled to diluted weighted average number of common shares outstanding as follows:

	Years Ended December 31,
	2022	2021

Basic weighted average number of shares	433,143,911	195,725,543
Dilutive effect of:
Series B preferred stock	949,400,000	-
Series E preferred stock	2,706,666,667	-
Convertible notes payable	247,997,718	-

Diluted weighted average number of shares	4,337,208,296	195,725,543

For the year ended December 31, 2021, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share; therefore, basic net loss per share is the same as diluted net loss per share.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Research and Development Costs		Research and Development Costs Research and development costs are expensed as incurred. We incurred no research and development costs for the years ended December 31, 2022 and 2021.
Advertising Costs		Advertising Costs We expense the cost of advertising and promotional materials when incurred. We incurred no material advertising costs for the years ended December 31, 2022 and 2021.
Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the value of the award granted using either the Black-Scholes option pricing model or a multinomial lattice model based on projections of various potential future outcomes and recognized over the period in which the award vests or straight-line. For stock awards no longer expected to vest, any previously recognized stock compensation expense is reversed in the period of termination. The stock-based compensation expense is included in general and administrative expenses.

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the value of the award granted using either the Black-Scholes option pricing model or a multinomial lattice model based on projections of various potential future outcomes and recognized over the period in which the award vests or straight-line. For stock awards no longer expected to vest, any previously recognized stock compensation expense is reversed in the period of termination. The stock-based compensation expense is included in general and administrative expenses.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

There were no new accounting pronouncements issued by the FASB during the six months ended June 30, 2023 and through the date of filing of this report that the Company believes will have a material impact on its financial statements.

Recently Issued Accounting Pronouncements

There were no new accounting pronouncements issued by the FASB during the year ended December 31, 2022 and through the date of filing of this report that the Company believes will have a material impact on its financial statements.

During the year ended December 31, 2022, the Company adopted ASC 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entities Own Equity (Subtopic 815-40).” ASC 2020-6 reduces the number of acceptable methods of accounting models for convertible debt instruments and convertible preferred stocks. The implementation of ASC 2020-6 had no material impact on the Company’s consolidated financial statements.